Income taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Tax loss carryforwards	$ 115,026	$ 58,670
Concessions, net	67,593	35,371
Credits on IETU losses		6,998
Deferred revenue	7,225	7,071
Accrued expenses and other	4,144	2,016
Total deferred tax assets before valuation allowance	193,988	110,126
Valuation allowance for deferred tax assets	(87,448)	(50,173)
Net deferred tax assets (liabilities)	106,540	59,953
Deferred tax liabilities:
Satellites and equipment, net	(43,453)	(54,656)
Intangibles, net	(1,228)	(7,823)
Prepaid insurance and other	(429)	(1,621)
Deferred financing cost		(744)
Total deferred tax liabilities	(45,110)	(64,844)
Net deferred tax assets (liabilities)	61,430	(4,891)
Classification on consolidated balance sheets:
Current deferred tax assets	79	2,475
Long-term deferred tax assets	61,351
Long-term deferred tax liabilities		(7,366)
Net deferred tax assets (liabilities)	$ 61,430	$ (4,891)